INCOME TAXES - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Loss before income taxes	¥ (121,267)	$ (19,031)	¥ (80,653)	¥ (101,839)
Income tax benefit computed at the statutory income tax rate at 25%	30,317	4,757	20,163	25,460
Non-deductible expenses	(538)	(84)	2,475	(5,141)
International rate differences	(18,708)	(2,936)	(9,606)	(11,367)
Preferential tax rate differences	(1,099)	(172)	(552)	(710)
Effect of change in tax rate	(1,967)	(309)		789
Change in valuation allowance	(6,825)	(1,071)	(12,392)	(8,813)
Income tax benefit	¥ 1,180	$ 185	¥ 88	¥ 218